Research Collaboration Agreements (Tables)	9 Months Ended	12 Months Ended
	May. 31, 2015	Aug. 31, 2014
Research Collaboration Agreements [Abstract]
Schedule of Future Minimum Payments under Company's Research Collaboration
Remaining three months of fiscal year 2015	$171
2016	544
2017	88
$803

2015	$863
2016	694
2017	125
$1,682